Offerings - Offering: 1	Oct. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	103,297,112
Maximum Aggregate Offering Price	$ 2,895,418,049.36
Fee Rate	0.0087%
Amount of Registration Fee	$ 251,901.37
Rule 457(f)	true
Amount of Securities Received | shares	103,297,112
Value of Securities Received, Per Share	28.03
Value of Securities Received	$ 2,895,418,049.36
Fee Note MAOP	$ 2,895,418,049.36
Offering Note	(1) Represents an estimate of the maximum number of shares of common stock, par value $0.01 per share, of Mobility (USA) Corporation ("SpinCo common stock") issuable to holders of shares of common stock of Dana Incorporated ("Dana"), other than the Merger Excluded Shares (as defined in the Registration Statement (as defined below)), upon completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of June 10, 2026, by and among Eaton Corporation plc, Eaton Corporation, SpinCo, Atlas Mobility Sub, Inc. and Dana (the "Merger Agreement"), as described in the registration statement on Form S-4 of SpinCo with which this exhibit is filed (the "Registration Statement"). The shares of SpinCo common stock to be issued to Eaton shareholders in the Exchange Offer and any Clean-Up Spin-Off (each as described in the Registration Statement) are not being registered hereby and are being registered on a separate registration statement on Forms S-4 and S-1 of SpinCo, which was filed on October 19, 2026. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of SpinCo common stock as may be issuable as a result of stock splits, stock dividends or the like. (2) Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act and computed pursuant to Rule 457(c) and Rule 457(f) under the Securities Act based on $28.03, the average of the high and low prices of the shares of Dana common stock, reflecting that shares of Dana common stock, other than the Merger Excluded Shares, will be converted into the right to receive shares of SpinCo common stock pursuant to the Merger Agreement, as reported on the New York Stock Exchange on October 15, 2026, which amount represents the aggregate value of the shares of Dana common stock, other than the Merger Excluded Shares, to be acquired by SpinCo in connection with the Merger.